Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 07, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 07, 2015
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
THE HARTFORD EMERGING MARKETS RESEARCH FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS RESEARCH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERAX
THE HARTFORD EMERGING MARKETS RESEARCH FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS RESEARCH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERCX
THE HARTFORD EMERGING MARKETS RESEARCH FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS RESEARCH FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERIX
THE HARTFORD EMERGING MARKETS RESEARCH FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS RESEARCH FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERRX
THE HARTFORD EMERGING MARKETS RESEARCH FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS RESEARCH FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERSX
THE HARTFORD EMERGING MARKETS RESEARCH FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS RESEARCH FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERTX
THE HARTFORD EMERGING MARKETS RESEARCH FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS RESEARCH FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERYX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMAX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMBX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTSCX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HESIX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMRX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMSX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMTX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMYX